                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                   OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                   INVESTMENT COMPANY ACT FILE NUMBER 811-4946

                           THOMPSON PLUMB FUNDS, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                           1200 JOHN Q. HAMMONS DRIVE
                                MADISON, WI 53717
              (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)--(ZIP CODE)

                           JOHN W. THOMPSON, CHAIRMAN
                           THOMPSON PLUMB FUNDS, INC.
                           1200 JOHN Q. HAMMONS DRIVE
                            MADISON, WISCONSIN 53717
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                 WITH A COPY TO:

                                 VINITA K. PAUL
                               QUARLES & BRADY LLP
                            411 EAST WISCONSIN AVENUE
                           MILWAUKEE, WISCONSIN 53202

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (608) 827-5700

                   DATE OF FISCAL YEAR END: NOVEMBER 30, 2006

                   DATE OF REPORTING PERIOD: FEBRUARY 28, 2006

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5, to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

                           THOMPSON PLUMB FUNDS, INC.
                           THOMPSON PLUMB GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                          February 28, 2006 (Unaudited)

                                             Shares        Value
                                           ---------   ------------
COMMON STOCKS - 99.8%

   CONSUMER DISCRETIONARY - 16.0%
      HOUSEHOLD DURABLES - 0.7%
      Blyth, Inc.                            270,750   $  6,032,310
                                                       ------------
      INTERNET & CATALOG RETAIL - 0.7%
      eBay Inc. (a)                          160,650      6,435,639
                                                       ------------
      MEDIA - 14.0%
      CBS Corp., Class B                     881,825     21,569,439
      Clear Channel Communications, Inc.     223,850      6,334,955
      Comcast Corp. Class A Special (a)      281,550      7,531,463
      Dow Jones & Co., Inc.                  133,800      5,438,970
      Live Nation Inc. (a)                    28,468        508,154
      The McGraw-Hill Cos., Inc.               9,800        520,282
      The Walt Disney Co.                    678,000     18,977,220
      Time Warner Inc.                     1,844,050     31,920,505
      Viacom Inc. Class B (a)                881,825     35,237,727
                                                       ------------
                                                        128,038,715
                                                       ------------
      MULTILINE RETAIL - 0.2%
      Kohl's Corp. (a)                        44,000      2,116,840
                                                       ------------
      SPECIALTY RETAIL - 0.4%
      Bed Bath & Beyond Inc. (a)             103,900      3,744,556
                                                       ------------

   CONSUMER STAPLES - 13.1%
      BEVERAGES - 6.3%
      PepsiCo, Inc.                          153,600      9,079,296
      The Coca-Cola Co.                    1,147,200     48,147,984
                                                       ------------
                                                         57,227,280
                                                       ------------
      FOOD & STAPLES RETAILING - 3.6%
      Sysco Corp.                            227,200      6,836,448
      Wal-Mart Stores, Inc.                  585,400     26,553,744
                                                       ------------
                                                         33,390,192
                                                       ------------
      FOOD PRODUCTS - 1.0%
      General Mills, Inc.                    193,050      9,507,713
                                                       ------------
      HOUSEHOLD PRODUCTS - 2.0%
      Colgate-Palmolive Co.                  333,000     18,141,840
                                                       ------------
      PERSONAL PRODUCTS - 0.2%
      The Estee Lauder Cos. Inc. Class A      56,100      2,099,262
                                                       ------------
   ENERGY - 9.1%
      OIL, GAS & CONSUMABLE FUELS - 9.1%
      BP plc ADR                              32,900      2,185,218
      Chevron Corp.                          656,050     37,053,704
      Exxon Mobil Corp.                      745,700     44,272,209
                                                       ------------
                                                         83,511,131
                                                       ------------

                           THOMPSON PLUMB FUNDS, INC.
                           THOMPSON PLUMB GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                          February 28, 2006 (Unaudited)

                                                  Shares        Value
                                                ---------   ------------
COMMON STOCKS - 99.8% (Continued)

   FINANCIALS - 30.7%
      CAPITAL MARKETS - 2.6%
      Morgan Stanley                              397,150   $ 23,693,969
                                                            ------------
      COMMERCIAL BANKS - 3.1%
      Fifth Third Bancorp                         749,700     28,975,905
                                                            ------------
      DIVERSIFIED FINANCIAL SERVICES - 1.8%
      Citigroup Inc.
                                                  350,300     16,243,411
                                                            ------------
      INSURANCE - 9.9%
      American International Group, Inc.          689,150     45,731,994
      Berkshire Hathaway Inc. Class B (a)           5,900     17,039,200
      Cincinnati Financial Corp.                  542,135     24,049,109
      The St. Paul Travelers Cos., Inc.            85,650      3,681,237
                                                            ------------
                                                              90,501,540
                                                            ------------
      THRIFTS & MORTGAGE FINANCE - 13.3%
      Fannie Mae                                1,530,200     83,671,336
      Freddie Mac                                 565,800     38,129,262
                                                            ------------
                                                             121,800,598
                                                            ------------

   HEALTH CARE - 13.6%
      BIOTECHNOLOGY - 2.2%
      Amgen Inc. (a)                              263,250     19,872,743
                                                            ------------
      HEALTH CARE EQUIPMENT & SUPPLIES - 1.1%
      AmSurg Corp. (a)                             48,200      1,056,062
      Clarient Inc. (a)                           525,950        589,064
      Kinetic Concepts, Inc. (a)                   38,500      1,428,350
      Medtronic, Inc.                             135,100      7,288,645
                                                            ------------
                                                              10,362,121
                                                            ------------
      HEALTH CARE PROVIDERS & SERVICES - 4.6%
      Cardinal Health, Inc.                       277,700     20,161,020
      Henry Schein, Inc. (a)                       89,350      4,168,178
      IMS Health Inc.                             736,200     17,742,420
                                                            ------------
                                                              42,071,618
                                                            ------------
      PHARMACEUTICALS - 5.7%
      Pfizer Inc.                               2,001,250     52,412,737
                                                            ------------

                           THOMPSON PLUMB FUNDS, INC.
                           THOMPSON PLUMB GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                          February 28, 2006 (Unaudited)

                                                                 Shares       Value
                                                               ---------   -----------
COMMON STOCKS - 99.8% (Continued)

   INDUSTRIALS - 4.0%
      INDUSTRIAL CONGLOMERATES - 4.0%
      Tyco International Ltd.                                  1,426,600   $36,792,014
                                                                           -----------

   INFORMATION TECHNOLOGY - 13.3%
      COMMUNICATIONS EQUIPMENT - 0.9%
      Cisco Systems, Inc. (a)                                    405,850     8,214,404
                                                                           -----------

      ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.9%
      Celestica Inc. (a)                                         434,500     4,718,670
      Solectron Corp. (a)                                        994,100     3,588,701
                                                                           -----------
                                                                             8,307,371
                                                                           -----------
      IT SERVICES - 5.3%
      First Data Corp.                                           966,450    43,615,888
      Fiserv, Inc. (a)                                           105,450     4,376,175
                                                                           -----------
                                                                            47,992,063
                                                                           -----------
      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.6%
      Intel Corp.                                                265,650     5,472,390
                                                                           -----------
      SOFTWARE - 5.6%
      Microsoft Corp.                                          1,920,150    51,652,035
                                                                           -----------
      TOTAL COMMON STOCKS (COST $837,970,545)                              914,610,397
                                                                           -----------

WARRANTS - 0.0%

   HEALTH CARE - 0.0%
      HEALTH CARE EQUIPMENT & SUPPLIES - 0.0%
      Clarient Inc., issued 3/31/2004, exercise price $2.75,
         expires 3/31/2008 (a) (b)                                30,000            --
      Clarient Inc., issued 4/27/2004, exercise price $2.75,
         expires 4/27/2008 (a) (b)                                45,000            --
                                                                           -----------
          TOTAL WARRANTS (COST $0)                                                  --
                                                                           -----------

                           THOMPSON PLUMB FUNDS, INC.
                           THOMPSON PLUMB GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                          February 28, 2006 (Unaudited)

                                                      Principal
                                                        Amount        Value
                                                      ---------   -------------
SHORT-TERM INVESTMENTS - 0.0%
   VARIABLE RATE DEMAND NOTES - 0.0%
      Wisconsin Central Credit Union, 4.303%             $100     $        100
                                                                  ------------
      Total Variable Rate Demand Notes                                     100
                                                                  ------------
      TOTAL SHORT-TERM INVESTMENTS (COST $100)                             100
                                                                  ------------
      TOTAL INVESTMENTS - 99.8% (COST $837,970,645)                914,610,497
                                                                  ------------
      NET OTHER ASSETS AND LIABILITIES - 0.2%                        1,418,853
                                                                  ------------
      NET ASSETS - 100.0%                                         $916,029,350
                                                                  ============

(a)  Non-income producing security.

(b)  Security is illiquid.

Federal tax cost                             $852,727,067
Unrealized appreciation                      $103,562,690
Unrealized depreciation                      $(41,679,260)
Net unrealized appreciation (depreciation)   $ 61,883,430

                           THOMPSON PLUMB FUNDS, INC.
                            THOMPSON PLUMB BOND FUND
                             SCHEDULE OF INVESTMENTS
                          February 28, 2006 (Unaudited)

                                                            Principal
                                                              Amount        Value
                                                           -----------   -----------
BONDS - 98.3%
   CORPORATE BONDS - 55.9%
      Adelphia Communications, 9.875% due 3/1/2005 (a)      $1,198,000   $   775,705
      Beneficial Corp., 6.850% due 10/3/2007                 1,000,000     1,025,772
      First Data Corp., 6.375% due 12/15/2007                  350,000       356,224
      First Data Corp., 3.375% due 8/1/2008                    500,000       477,595
      Gannett Co., 4.125% due 6/15/2008                      1,000,000       973,094
      Hartford Life, 7.100% due 6/15/2007                      500,000       511,432
      Hartford Life Global, 4.520% due 6/15/2010 (b)           500,000       481,365
      Household Finance Co., 7.650% due 5/15/2007            1,000,000     1,024,582
      International Lease Finance, 5.625% due 6/1/2007         850,000       852,368
      Kerr-McGee Corp., 6.625% due 10/15/2007                1,000,000     1,016,124
      Marshall & Ilsley, 5.750% due 9/1/2006                 1,000,000     1,003,067
      Morgan, J. P. & Co., 6.700% due 11/1/2007              1,000,000     1,022,802
      Morgan Stanley, 5.420% due 6/1/2011 (b)                  500,000       494,580
      Penney, J. C. Co., 7.600% due 4/1/2007                 1,000,000     1,020,000
      Sears, Roebuck, 6.700% due 11/15/2006                  1,000,000       997,737
      SLM Corp., 4.660% due 3/2/2009 (b)                     1,000,000       977,100
      Thermo Electron Cvt., 3.250% due 11/1/2007             1,500,000     1,477,500
      Tribune Co., 6.875% due 11/1/2006                      1,000,000     1,008,432
      Wisconsin Power & Light, 7.000% due 6/15/2007          1,000,000     1,019,295
                                                                         -----------
      Total Corporate Bonds                                               16,514,774
                                                                         -----------

   UNITED STATES GOVERNMENT AND AGENCY ISSUES - 42.4%
      Fannie Mae, 4.000% due 10/30/2008                      1,015,000       991,190
      Fannie Mae, 5.250% due 12/15/2008                      2,000,000     1,996,708
      Fannie Mae, 5.050% due 1/12/2009                       2,200,000     2,193,173
      Fannie Mae, 5.450% due 8/8/2011                        1,200,000     1,196,224
      Fannie Mae, 6.000% due 1/26/2016                       1,000,000       998,564
      Federal Home Loan Banks, 4.250% due 3/24/2008          1,000,000       986,424
      Federal Home Loan Banks, 5.000% due 11/21/2008         1,000,000       996,858
      Federal Home Loan Banks, 3.000% due 12/30/2008 (c)     1,000,000       970,635
      Federal Home Loan Banks, 6.000% due 1/6/2016           1,000,000       998,296
      Freddie Mac, 3.290% due 6/16/2009                        600,000       568,952
      United States Treasury Note, 7.000% due 7/15/2006        628,000       633,176
                                                                         -----------
      Total United States Government and Agency Issues                    12,530,200
                                                                         -----------
      TOTAL BONDS (COST $29,639,002)                                      29,044,974
                                                                         -----------

                           THOMPSON PLUMB FUNDS, INC.
                            THOMPSON PLUMB BOND FUND
                             SCHEDULE OF INVESTMENTS
                          February 28, 2006 (Unaudited)

                                                     Principal
                                                       Amount       Value
                                                     ---------   -----------
SHORT-TERM INVESTMENTS - 0.0%
   VARIABLE RATE DEMAND NOTES - 0.0%
      Wisconsin Central Credit Union, 4.303%          $15,927    $    15,927
                                                                 -----------
      Total Variable Rate Demand Notes                                15,927
                                                                 -----------
      TOTAL SHORT-TERM INVESTMENTS (COST $15,927)                     15,927
                                                                 -----------
      TOTAL INVESTMENTS - 98.3% (COST $29,654,929)                29,060,901
                                                                 -----------
      NET OTHER ASSETS AND LIABILITIES - 1.7%                        495,918
                                                                 -----------
      NET ASSETS - 100.0%                                        $29,556,819
                                                                 ===========

(a) Adelphia Communications bonds are currently in default. When a bond is in default its scheduled interest payments are not currently being paid, and there may be interest in arrears for previous unpaid interest expense.

(b) Floating rate notes whose yields vary with the consumer price index. These securities are shown at their current coupon rate as of February 28, 2006.

(c) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.

Federal tax cost                             $29,655,056
Unrealized appreciation                      $    79,624
Unrealized depreciation                      $  (673,779)
Net unrealized appreciation (depreciation)   $  (594,155)

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

ITEM 2.  CONTROLS AND PROCEDURES

     (a) Disclosure Controls and Procedures. Based on an evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) carried out under the supervision and with the participation of the Registrant's management, including its principal executive and financial officers, within 90 days prior to the filing date of this report on Form N-Q, the Registrant's principal executive and financial officers have concluded that the design and operation of the Registrant's disclosure controls and procedures are effective in providing reasonable assurance that the information required to be disclosed on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the SEC's rules and forms.

     (b) Changes in Internal Control Over Financial Reporting. There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS

     The following exhibits are attached to this Form N-Q:

     EXHIBIT NO.   DESCRIPTION OF EXHIBIT
     -----------   ----------------------
         3(a)      Certification of Principal Executive Officer Required by
                   Section 302 of the Sarbanes-Oxley Act of 2002

         3(b)      Certification of Principal Financial Officer Required by
                   Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized, on this 27th day of April, 2006.

                                       THOMPSON PLUMB FUNDS, INC.


                                       By: /s/ John W. Thompson
                                           -------------------------------------
                                           John W. Thompson, Chairman

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities indicated on this 27th day of April, 2006.


                                       By: /s/ John W. Thompson
                                           -------------------------------------
                                           John W. Thompson, Chairman
                                           (Principal Executive Officer)


                                       By: /s/ Penny M. Hubbard
                                           -------------------------------------
                                           Penny M. Hubbard, Chief Financial
                                           Officer (Principal Financial Officer)


                                       3